FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
ITT RETIREMENT SAVINGS PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

ITT Retirement Savings Plan, EIN 81-1197930, Plan No. 004

Identity of Issuer	Description of Investment	Cost**	Current Value
J. P. Morgan Chase Bank	JPMCB US SmartIndex		$107,826,089
State Street Global Advisors	State St Target Ret 2030 SL CL V		67,115,897
State Street Global Advisors	State St Target Ret 2025 SL CL V		54,102,499
State Street Global Advisors	State St Target Ret 2035 SL CL V		52,148,825
State Street Global Advisors	State St Target Ret Income SL CL V		42,117,525
Franklin Templeton Investments	Putnam Stable Value Fund		38,624,782
State Street Global Advisors	State St Target Ret 2040 SL CL V		31,882,767
State Street Global Advisors	State St Target Ret 2050 SL CL V		28,476,934
State Street Global Advisors	State St Target Ret 2045 SL CL V		23,939,283
State Street Global Advisors	State St S&P 500 Index SL CL II		18,167,607
Principal Global Investors	Mid-Cap Equity Fund		10,063,077
State Street Global Advisors	State St Target Ret 2055 SL CL V		6,773,160
State Street Global Advisors	State St Target Ret 2060 SL CL V		4,741,686
State Street Global Advisors	State St Target Ret 2065 SL CL V		2,776,151
Columbia Threadneedle Investments	Columbia Trust Dividend Income Fund Cap		556,369
Total collective trust funds			489,312,651
Vanguard	Vanguard Total Bond Market Index Instl		31,299,964
Vanguard	Vanguard Total Intl Stock Index Instl		28,005,064
American Funds	American Funds New Perspective - R6		19,777,650
Vanguard	Vanguard Extended Market IDX Instl		17,654,564
Baird	Baird Aggregate Bond Inst		16,170,295
Dimensional Fund Advisors	DFA U.S. Targeted Value I		9,143,582
Vanguard	Vanguard Short Term Inflation Protected Index		7,947,515
American Funds	American Funds Europacific Growth - R6		6,610,019
Loomis Sayles	Loomis Sayles Small Cap Growth N		5,864,975
Dimensional Fund Advisors	DFA Emerging Markets I		2,938,611
Total registered investment companies (mutual funds)			145,412,240
*ITT Common Stock	ITT Common Stock		17,616,333
Total employer stock			17,616,333
*Empower SDB	Self-directed Brokerage Account		3,282,723
Total self-directed brokerage accounts			3,282,723
Empower Annuity Insurance Company	JP Morgan Large Cap Growth Fund (IS)		2,672,737
Total separate accounts			2,672,737
Total investments at fair value			658,296,684
*Notes receivable from participants interest rates from 4.25% to 9.50% maturing at various dates through 2040			$9,853,551
*    Represents a party-in-interest.
**     Cost information is not required for member directed investments and, therefore, is not included.